  [EATON     INVESTING
   VANCE     FOR THE 21ST
    LOGO]    CENTURY-Registered Trademark-





                                   EATON VANCE
                                      ASIAN
                                      SMALL
                                    COMPANIES
                                      FUND

                       Semiannual Report February 28, 2001

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2001

INVESTMENT UPDATE

[PHOTO, ZAHEER SITABKHAN]

Zaheer Sitabkhan
Portfolio Manager

     INVESTMENT ENVIRONMENT

- The Asian markets moved sharply lower in the six months ended February 28, 2001, suffering from a weaker U.S. economy and a slowdown in global technology sales. Reflecting that weakness, the Morgan Stanley Capital International All Country Asia Pacific Index declined 21.02% during the six-month period.(1)

- Hong Kong is recovering from the deflationary trends of recent years, as evidenced by surging property prices. Mainland China has benefited from an $18 billion fiscal stimulus and from rising foreign direct investment. South Korea saw weaker sales of technology and communications equipment. Despite an easier monetary policy, Korea's GDP forecasts have been adjusted downward.

- In South Asia, India's economy was dealt a major blow by the devastating earthquake in Gujarat state in January. Repair costs are likely to result in a higher-than-expected fiscal deficit and constrain the government's ability to lower interest rates. India's GDP growth is expected to slow to 5% in 2001.

THE FUND

     PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -14.24% during the six months ended February 28, 2001.(2) This return resulted from a decrease in net asset value per share (NAV) to $19.72 on February 28, 2001 from $24.13 on August 31, 2000, and the reinvestment of $1.04 in capital gain distributions.

- The Fund's Class B shares had a total return of -14.81% during the six months ended February 28, 2001.2 This return resulted from a decrease in NAV to $12.72 on February 28, 2001 from $16.07 on August 31, 2000, and the reinvestment of $1.04 in capital gain distributions.

     RECENT PORTFOLIO DEVELOPMENTS

- Hong Kong represented the Portfolio's largest country weighting, 28.6% of the Portfolio at February 28. India, Korea and Singapore were the next largest exposures. Management reduced somewhat the Portfolio's investments in technology companies in favor of less economically-sensitive sectors, such as pharmaceuticals and food and beverages.

- Hong Kong-based Giordano International Ltd., a fast-growing retailer with approximately 700 stores located throughout Asia, was the Portfolio's largest investment at February 28. Through its innovative technologies, the company has cut costs, streamlined its inventory process and maintained sales momentum in a difficult retail environment.

- Sun Pharmaceutical Industries has generated 112% annualized revenue growth over the past five years, making impressive gains in market share. A recent survey indicated that Sun ranked 5th in prescriptions in the India market. The company has top-sellers in the neurology and psychiatric segments, as well as promising products to treat influenza, epilepsy and cancer.

- Hite Brewery Co. is Korea's second largest brewer, producing some of Korea's most popular products in the malt beverage category. The company posted 15% revenue growth in the past year, well above that of its regional competitors.

- HDFC Bank was among the Portfolio's largest financial holdings, providing a broad range of banking and financial services for Indian consumers. The company has continued to expand its financial centers in the past year, and had 30% revenue growth in 2000.

- PT Unilever Industries is a leading producer of consumer staples in Indonesia. The company has increased capacity at its plants in Jakarta and Surabaya to meet growing consumer demand. PTUnilever's products include soaps, detergents, cooking aids and cosmetics.
     ---------------------------------------------------------------------------
     MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 2001

PERFORMANCE(3)                                       CLASS A     CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             -29.80%     -29.58%
Life of Fund+                                         44.01       11.88

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             -33.84%     -32.85%
Life of Fund+                                         39.81        8.44

+Inception dates: Class A: 3/1/99; Class B: 10/8/99

TEN LARGEST HOLDINGS(4)
--------------------------------------------------------------------------------
Giordano International Ltd.                                        6.9%
Sun Pharmaceutical Industries Ltd.                                 5.6
Hite Brewery Co., Ltd.                                             4.9
Daeduck Electronics Co., Ltd.                                      4.7
HDFC Bank Ltd.                                                     4.7
Humax Co., Ltd.                                                    4.6
Esprit Holdings Ltd.                                               4.5
PTUnilever Indonesia Tbk                                           4.2
Dairy Farm International Holdings, Ltd.                            4.2
Leefung-Asco Printers Holdings Ltd.                                4.1

(1)  It is not possible to invest directly in an Index.

(2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. For Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year.

(4) Based on market value. Ten largest holdings represent 48.4% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
Assets
----------------------------------------------------
Investment in Asian Small Companies
   Portfolio, at value
   (identified cost, $1,526,949)          $1,069,965
Receivable for Fund shares sold                1,629
Receivable from the Distributor               39,532
----------------------------------------------------
TOTAL ASSETS                              $1,111,126
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable to affiliate for service fees     $       85
Accrued expenses                               8,502
----------------------------------------------------
TOTAL LIABILITIES                         $    8,587
----------------------------------------------------
NET ASSETS                                $1,102,539
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $1,478,567
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                  91,821
Accumulated net investment loss              (10,865)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (456,984)
----------------------------------------------------
TOTAL                                     $1,102,539
----------------------------------------------------

Class A Shares
----------------------------------------------------
NET ASSETS                                $1,009,926
SHARES OUTSTANDING                            51,214
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    19.72
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $19.72)      $    20.92
----------------------------------------------------

Class B Shares
----------------------------------------------------
NET ASSETS                                $   92,613
SHARES OUTSTANDING                             7,280
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    12.72
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
Investment Income
---------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $227)           $   7,422
Expenses allocated from Portfolio            (8,103)
---------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $    (681)
---------------------------------------------------

Expenses
---------------------------------------------------
Management fee                            $   1,820
Distribution and service fees
   Class A                                    3,563
   Class B                                      249
Registration fees                            19,597
Legal and accounting services                11,840
Custodian fee                                11,190
Printing and postage                          2,727
Transfer and dividend disbursing
   agent fees                                   185
Miscellaneous                                   365
---------------------------------------------------
TOTAL EXPENSES                            $  51,536
---------------------------------------------------
Deduct --
   Preliminary reduction of management
      fee                                 $   1,820
   Preliminary allocation of expenses to
      the Distributor                        39,532
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  41,352
---------------------------------------------------

NET EXPENSES                              $  10,184
---------------------------------------------------

NET INVESTMENT LOSS                       $ (10,865)
---------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $6,931)      $ 153,925
   Foreign currency transactions             (5,218)
---------------------------------------------------
NET REALIZED GAIN                         $ 148,707
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(394,886)
   Foreign currency                           2,381
---------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(392,505)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(243,798)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(254,663)
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $         (10,865) $       (24,008)
   Net realized gain                                148,707          309,227
   Net change in unrealized
      appreciation (depreciation)                  (392,505)         (68,246)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        (254,663) $       216,973
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $              --  $        (1,374)
   In excess of net investment income
      Class A                                            --             (135)
   From net realized gain
      Class A                                       (74,363)              --
      Class B                                        (2,032)              --
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $         (76,395) $        (1,509)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $         121,523  $     1,078,662
      Class B                                        72,510          138,662
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                        74,363            1,507
      Class B                                         2,032               --
   Cost of shares redeemed
      Class A                                      (579,652)         (39,986)
      Class B                                       (26,927)         (99,028)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $        (336,151) $     1,079,817
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $        (667,209) $     1,295,281
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $       1,769,748  $       474,467
----------------------------------------------------------------------------
AT END OF PERIOD                          $       1,102,539  $     1,769,748
----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $         (10,865) $            --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -----------------------
                                  (UNAUDITED)(1)         2000        1999(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $24.130         $15.840       $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income (loss)           $(0.143)        $(0.322)      $ 0.046
Net realized and unrealized
   gain (loss)                          (3.227)          8.660         5.794
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(3.370)        $ 8.338       $ 5.840
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income             $    --         $(0.044)      $    --
In excess of net investment
   income                                   --          (0.004)           --
From net realized gain                  (1.040)             --            --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(1.040)        $(0.048)           --
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $19.720         $24.130       $15.840
------------------------------------------------------------------------------

TOTAL RETURN(3)                         (14.24)%         52.65%        58.40%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,010         $ 1,723       $   474
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        2.82%(5)        2.70%         1.40%(5)
   Net expenses after
      custodian fee
      reduction(4)                        2.50%(5)        2.49%         1.40%(5)
   Net investment income
      (loss)                             (1.43)%(5)      (1.66)%        2.69%(5)
Portfolio Turnover of the
   Portfolio                                55%            112%          105%
------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the management fee and distribution fee as well as an allocation of expenses to the
   Distributor. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            8.32%(5)        6.67%         8.23%(5)
   Expenses after custodian
      fee reduction(4)                    8.00%(5)        6.46%         8.23%(5)
   Net investment loss                   (6.93)%(5)      (5.63)%       (4.13)%(5)
Net investment loss per share          $(0.693)        $(1.092)      $(0.071)
------------------------------------------------------------------------------

 (1) Net investment gain (loss) per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 1, 1999 to August 31, 1999.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of the corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS B
                                  --------------------------------------------
                                  SIX MONTHS ENDED     PERIOD ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -----------------------
                                  (UNAUDITED)(1)               2000(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $16.070                 $11.700
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                    $(0.212)                $(0.345)
Net realized and unrealized
   gain (loss)                          (2.098)                  4.715
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(2.310)                $ 4.370
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net realized gain                 $(1.040)                $    --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(1.040)                $    --
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $12.720                 $16.070
------------------------------------------------------------------------------

TOTAL RETURN(3)                         (14.81)%                 37.35%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $    93                 $    47
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        3.32%(5)                2.77%(5)
   Net expenses after
      custodian fee
      reduction(4)                        3.00%(5)                2.56%(5)
   Net investment loss                   (3.30)%(5)              (1.59)%(5)
Portfolio Turnover of the
   Portfolio                                55%                    112%
------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the management fee and distribution fee as well as an allocation of expenses to the
   Distributor. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           14.28%(5)                4.81%(5)
   Expenses after custodian
      fee reduction(4)                   13.96%(5)                4.60%(5)
   Net investment loss                  (14.26)%(5)              (3.63)%(5)
Net investment loss per share          $(0.916)                $(0.788)
------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of Class B shares, October 8, 1999 to August 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of the corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (2.2% at February 28, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2000
    ------------------------------------------------------------------------------------------
    Sales                                              5,950                42,970
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       3,536                  65
    Redemptions                                      (29,665)               (1,590)
    ------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                          (20,179)               41,445
    ------------------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  PERIOD ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2000(1)
    ------------------------------------------------------------------------------------------
    Sales                                              6,123                 9,008
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         149                  --
    Redemptions                                       (1,914)               (6,086)
    ------------------------------------------------------------------------------------------
    NET INCREASE                                       4,358                 2,922
    ------------------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class B shares, October 8, 1999 to August 31, 2000.

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 2001, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $1,820. To reduce the net operating loss of the Fund, EVM waived their fee. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received nothing from the Eaton Vance Asian Small Companies Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5 Distribution Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (collectively, the Plans). The Class B Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares and an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued approximately $3,497 and $187 for Class A, and Class B shares, respectively to or payable to EVD for the six months ended February 28, 2001, representing approximately 0.50%, and 0.75% (annualized) of the average daily net assets for Class A and Class B shares, respectively. In addition, to reduce the net operating loss of the Fund, the Distributor voluntarily assumed $39,532 of the Fund's expenses. At February 28, 2001, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $15,000 for Class B shares.

   The Plans authorize the Class A and Class B shares to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees initially implemented the Plans by authorizing Class A and

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Class B shares to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B shares for any fiscal year on shares sold on or after October 12, 1999. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2001 amounted to approximately $66 and $62, for Class A and B shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within three months of purchase and on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares will be subject to a 1% CDSC if redeemed within three months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $1,000 of CDSC paid by Class B shareholders for the six months ended February 28, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $241,788 and $651,594 respectively, for the six months ended February 28, 2001.

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.5%

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------

AUSTRALIA -- 0.5%

SECURITY                                  SHARES      VALUE
Diversified Financial Services -- 0.5%
-----------------------------------------------------------------
Hart Australia Ltd.(1)                    1,500,000   $   228,310
-----------------------------------------------------------------
                                                      $   228,310
-----------------------------------------------------------------
Industrial Goods -- 0.0%
-----------------------------------------------------------------
Kinetic Power Ltd.(1)(2)                    350,000   $         0
-----------------------------------------------------------------
                                                      $        (0)
-----------------------------------------------------------------
Total Australia
   (identified cost $1,303,596)                       $   228,310
-----------------------------------------------------------------

HONG KONG -- 28.6%

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Audio / Video Products -- 1.4%
-----------------------------------------------------------------
VTech Holdings Ltd.                         975,000   $   693,759
-----------------------------------------------------------------
                                                      $   693,759
-----------------------------------------------------------------
Distribution / Wholesale -- 4.5%
-----------------------------------------------------------------
Esprit Holdings Ltd.                      1,889,000   $ 2,179,643
-----------------------------------------------------------------
                                                      $ 2,179,643
-----------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.6%
-----------------------------------------------------------------
Varitronix International Ltd.               755,000   $   769,529
-----------------------------------------------------------------
                                                      $   769,529
-----------------------------------------------------------------
Media -- 0.0%
-----------------------------------------------------------------
CIM Co., Ltd.(2)                            300,000   $         0
-----------------------------------------------------------------
                                                      $        (0)
-----------------------------------------------------------------
Medical Services -- 2.1%
-----------------------------------------------------------------
Quality Healthcare Asia Ltd.(1)           7,150,000   $   999,179
-----------------------------------------------------------------
                                                      $   999,179
-----------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.9%
-----------------------------------------------------------------
CNOOC Ltd.(1)                               480,000   $   430,775
-----------------------------------------------------------------
                                                      $   430,775
-----------------------------------------------------------------
SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Printing -- 4.1%
-----------------------------------------------------------------
Leefung-Asco Printers Holdings Ltd.       9,349,000   $ 1,965,712
-----------------------------------------------------------------
                                                      $ 1,965,712
-----------------------------------------------------------------
Publishing -- 3.2%
-----------------------------------------------------------------
South China Morning Post (Holdings) Ltd.  2,170,000   $ 1,557,969
-----------------------------------------------------------------
                                                      $ 1,557,969
-----------------------------------------------------------------
Retail - Apparel -- 6.9%
-----------------------------------------------------------------
Giordano International Ltd.               5,645,102   $ 3,329,205
-----------------------------------------------------------------
                                                      $ 3,329,205
-----------------------------------------------------------------
Retail - Food and Drug -- 3.9%
-----------------------------------------------------------------
Cafe de Coral Holdings Ltd.               4,495,000   $ 1,887,348
-----------------------------------------------------------------
                                                      $ 1,887,348
-----------------------------------------------------------------
Total Hong Kong
   (identified cost $11,029,792)                      $13,813,119
-----------------------------------------------------------------

INDIA -- 26.6%

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Banking and Finance -- 4.7%
-----------------------------------------------------------------
HDFC Bank Ltd.                              408,500   $ 2,263,252
-----------------------------------------------------------------
                                                      $ 2,263,252
-----------------------------------------------------------------
Computer Software -- 6.9%
-----------------------------------------------------------------
Infosys Technologies Ltd.                    13,900   $ 1,869,183
VisualSoft (India) Ltd.                      91,200     1,451,577
-----------------------------------------------------------------
                                                      $ 3,320,760
-----------------------------------------------------------------
Food and Beverages -- 2.8%
-----------------------------------------------------------------
United Breweries Ltd.                       576,500   $ 1,333,481
-----------------------------------------------------------------
                                                      $ 1,333,481
-----------------------------------------------------------------
Media -- 2.0%
-----------------------------------------------------------------
UTV Software Solutions Communications
Co. Ltd.(2)                                 351,400   $   943,812
-----------------------------------------------------------------
                                                      $   943,812
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Medical Services -- 1.7%
-----------------------------------------------------------------
Apollo Hospitals                            240,000   $   824,581
-----------------------------------------------------------------
                                                      $   824,581
-----------------------------------------------------------------
Pharmaceutical -- 5.6%
-----------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.          211,175   $ 2,696,860
-----------------------------------------------------------------
                                                      $ 2,696,860
-----------------------------------------------------------------
Transport - Services -- 2.9%
-----------------------------------------------------------------
Blue Dart Express Ltd.                      283,000   $ 1,404,967
-----------------------------------------------------------------
                                                      $ 1,404,967
-----------------------------------------------------------------
Total India
   (identified cost $13,847,234)                      $12,787,713
-----------------------------------------------------------------

INDONESIA -- 4.2%

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Soap & Cleaning Preparations -- 4.2%
-----------------------------------------------------------------
PT Unilever Indonesia Tbk                 1,190,000   $ 2,022,577
-----------------------------------------------------------------
                                                      $ 2,022,577
-----------------------------------------------------------------
Total Indonesia
   (identified cost $1,942,240)                       $ 2,022,577
-----------------------------------------------------------------

MALAYSIA -- 1.0%

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Building and Construction - Misc. -- 1.0%
-----------------------------------------------------------------
Dialog Group Berhad                         373,334   $   491,229
-----------------------------------------------------------------
                                                      $   491,229
-----------------------------------------------------------------
Total Malaysia
   (identified cost $423,925)                         $   491,229
-----------------------------------------------------------------

REPUBLIC OF KOREA -- 19.3%

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Circuit Boards -- 4.7%
-----------------------------------------------------------------
Daeduck Electronics Co. Ltd.                247,500   $ 2,269,827
-----------------------------------------------------------------
                                                      $ 2,269,827
-----------------------------------------------------------------
Entertainment Software -- 2.2%
-----------------------------------------------------------------
Taff System Co. Ltd.(1)                      66,000   $ 1,052,674
-----------------------------------------------------------------
                                                      $ 1,052,674
-----------------------------------------------------------------
Food and Beverages -- 4.9%
-----------------------------------------------------------------
Hite Brewery Co. Ltd.(1)                     66,560   $ 2,362,072
-----------------------------------------------------------------
                                                      $ 2,362,072
-----------------------------------------------------------------
Internet Content - Entertainment -- 2.8%
-----------------------------------------------------------------
NC Soft Corp.                                17,900   $ 1,357,542
-----------------------------------------------------------------
                                                      $ 1,357,542
-----------------------------------------------------------------
Wireless Equipment -- 4.7%
-----------------------------------------------------------------
Humax Co. Ltd.(1)                           164,600   $ 2,238,072
-----------------------------------------------------------------
                                                      $ 2,238,072
-----------------------------------------------------------------
Total Republic of Korea
   (identified cost $9,007,480)                       $ 9,280,187
-----------------------------------------------------------------

SINGAPORE -- 7.7%

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Food - Retail -- 4.2%
-----------------------------------------------------------------
Dairy Farm International Holdings
Ltd.(1)                                   3,825,000   $ 2,008,125
-----------------------------------------------------------------
                                                      $ 2,008,125
-----------------------------------------------------------------
Insurance -- 3.5%
-----------------------------------------------------------------
Great Eastern Holdings Ltd.                 400,000   $ 1,696,761
-----------------------------------------------------------------
                                                      $ 1,696,761
-----------------------------------------------------------------
Total Singapore
   (identified cost $3,579,620)                       $ 3,704,886
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TAIWAN -- 3.3%

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Electronic Components - Miscellaneous -- 0.9%
-----------------------------------------------------------------
Procomp Informatics Co. Ltd.(1)             139,000   $   440,417
-----------------------------------------------------------------
                                                      $   440,417
-----------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 2.4%
-----------------------------------------------------------------
Elan Microelectronics Corp.(1)              426,000   $ 1,158,825
-----------------------------------------------------------------
                                                      $ 1,158,825
-----------------------------------------------------------------
Total Taiwan
   (identified cost $1,516,433)                       $ 1,599,242
-----------------------------------------------------------------

THAILAND -- 2.3%

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Financial -- 2.3%
-----------------------------------------------------------------
National Finance Public Company Ltd.(1)   4,833,000   $ 1,121,606
-----------------------------------------------------------------
                                                      $ 1,121,606
-----------------------------------------------------------------
Total Thailand
   (identified cost $1,002,431)                       $ 1,121,606
-----------------------------------------------------------------
Total Common Stocks
   (identified cost $43,652,751)                      $45,048,869
-----------------------------------------------------------------
Total Investments -- 93.5%
   (identified cost $43,652,751)                      $45,048,869
-----------------------------------------------------------------
Other Assets, Less Liabilities -- 6.5%                $ 3,152,652
-----------------------------------------------------------------
Net Assets -- 100.0%                                  $48,201,521
-----------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $43,652,751)                           $45,048,869
Cash                                          661,077
Foreign currency, at value (identified
   cost, $3,185,935)                        3,226,490
Receivable for investments sold               973,906
Dividends receivable                            2,198
Prepaid expenses                                  508
-----------------------------------------------------
TOTAL ASSETS                              $49,913,048
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Demand note payable                       $ 1,700,000
Accrued expenses                               11,527
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,711,527
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $48,201,521
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $46,764,851
Net unrealized appreciation (computed on
   the basis of identified cost)            1,436,670
-----------------------------------------------------
TOTAL                                     $48,201,521
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $8,088)  $    262,308
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    262,308
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    187,322
Administration fee                              61,874
Trustees' fees and expenses                      2,075
Legal and accounting services                   15,128
Custodian fee                                   80,992
Miscellaneous                                    6,272
------------------------------------------------------
TOTAL EXPENSES                            $    353,663
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     78,492
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     78,492
------------------------------------------------------

NET EXPENSES                              $    275,171
------------------------------------------------------

NET INVESTMENT LOSS                       $    (12,863)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
    (net of foreign taxes, $245,314)      $  5,727,944
   Foreign currency transactions              (171,699)
------------------------------------------------------
NET REALIZED GAIN                         $  5,556,245
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(13,813,742)
   Foreign currency                             74,502
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(13,739,240)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (8,182,995)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (8,195,858)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $         (12,863) $      (190,304)
   Net realized gain                              5,556,245       14,259,948
   Net change in unrealized
      appreciation (depreciation)               (13,739,240)       6,732,050
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      (8,195,858) $    20,801,694
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $         256,463  $    29,213,229
   Withdrawals                                   (8,153,761)     (14,204,876)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      (7,897,298) $    15,008,353
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (16,093,156) $    35,810,047
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      64,294,677  $    28,484,630
----------------------------------------------------------------------------
AT END OF PERIOD                          $      48,201,521  $    64,294,677
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED          YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    --------------------------------
                                  (UNAUDITED)            2000        1999        1998
---------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.43%(1)        1.34%       0.85%       0.50%
   Expenses after custodian
      fee reduction                       1.11%(1)        1.13%       0.85%       0.50%
   Net investment income
      (loss)                             (0.05)%(1)      (0.31)%      1.32%       1.34%
Portfolio Turnover                          55%            112%        105%        101%
---------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $48,202         $64,295     $28,485     $15,207
---------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 J Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2001 the adviser fee was equivalent to 0.75% (annualized) of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2001 the administrative fee was 0.25% (annualized) of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $24,073,425 and $26,016,698, respectively, for the six months ended February 28, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2001, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $43,652,751
    -----------------------------------------------------
    Gross unrealized appreciation             $ 7,610,777
    Gross unrealized depreciation              (6,214,659)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,396,118
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 2001, the Portfolio had a balance outstanding pursuant to this line of credit of $1,700,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2001.

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2001 there were no outstanding obligations under these financial instruments.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2001

INVESTMENT MANAGEMENT

EATON VANCE ASIAN SMALL COMPANIES FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

ASIAN SMALL COMPANIES PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President and
Portfolio Manager

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF
EATON VANCE ASIAN SMALL COMPANIES FUND
AND ADMINISTRATOR OF ASIAN SMALL COMPANIES PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF ASIAN SMALL COMPANIES PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122






EATON VANCE ASIAN SMALL COMPANIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
             This report must be preceded or accompanied by a current
         prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the
               prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
405-4/01                                                                   ASSRC